American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
October 31, 2024

One Choice 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 35.8%
Focused Dynamic Growth Fund G Class(2)	8,337	557,686
Focused Large Cap Value Fund G Class	13,297,276	148,264,623
Growth Fund G Class	1,616,775	97,911,896
Heritage Fund G Class	1,233,645	37,465,812
Mid Cap Value Fund G Class	3,579,737	60,354,362
Select Fund G Class	194,622	24,539,835
Small Cap Growth Fund G Class(2)	862,853	20,380,597
Small Cap Value Fund G Class	1,852,625	20,508,560
Sustainable Equity Fund G Class	3,090,768	171,352,191
		581,335,562
Domestic Fixed Income Funds — 35.8%
Diversified Bond Fund G Class	32,805,969	300,830,737
High Income Fund G Class	7,494,544	65,052,643
Inflation-Adjusted Bond Fund G Class	6,518,032	69,482,225
Short Duration Fund G Class	7,923,203	77,568,160
Short Duration Inflation Protection Bond Fund G Class	6,455,400	67,910,804
		580,844,569
International Fixed Income Funds — 14.4%
Emerging Markets Debt Fund G Class	3,147,148	28,104,028
Global Bond Fund G Class	23,315,959	205,879,922
		233,983,950
International Equity Funds — 14.0%
Emerging Markets Fund G Class	1,080,105	12,766,840
Global Real Estate Fund G Class	1,434,051	19,918,971
International Growth Fund G Class	6,582,142	84,053,957
International Small-Mid Cap Fund G Class	1,558,672	15,960,801
International Value Fund G Class	9,462,121	85,064,468
Non-U.S. Intrinsic Value Fund G Class	980,911	9,593,313
		227,358,350
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,381,466,639)		1,623,522,431
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,623,522,431

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$1,178	—	$301	$(319)	$558	8	$372	—
Focused Large Cap Value Fund	155,188	$1,422	10,911	2,566	148,265	13,297	2,087	$1,019
Growth Fund	99,669	2,859	6,907	2,291	97,912	1,617	1,006	—
Heritage Fund	39,384	—	2,857	939	37,466	1,234	1,768	—
Mid Cap Value Fund	64,847	386	4,581	(298)	60,354	3,580	895	386
Select Fund	25,111	—	1,077	506	24,540	195	226	—
Small Cap Growth Fund(3)	21,587	—	1,025	(181)	20,381	863	285	—
Small Cap Value Fund	22,050	102	666	(978)	20,508	1,853	96	102
Sustainable Equity Fund	177,241	1,072	7,965	1,004	171,352	3,091	2,865	—
Diversified Bond Fund	310,890	9,561	18,638	(982)	300,831	32,806	(1,887)	3,796
High Income Fund	67,609	1,206	4,740	977	65,052	7,495	(490)	1,206
Inflation-Adjusted Bond Fund	72,263	—	3,485	704	69,482	6,518	(263)	—
Short Duration Fund	77,816	1,256	1,675	171	77,568	7,923	(96)	1,010
Short Duration Inflation Protection Bond Fund	67,819	267	953	778	67,911	6,455	3	—
Emerging Markets Debt Fund	29,602	395	2,464	571	28,104	3,147	(296)	395
Global Bond Fund	212,064	—	9,190	3,006	205,880	23,316	(1,040)	—
Emerging Markets Fund	13,891	—	1,198	74	12,767	1,080	340	—
Global Real Estate Fund	21,023	—	2,084	980	19,919	1,434	307	—
International Growth Fund	87,786	1,178	3,049	(1,861)	84,054	6,582	513	—
International Small-Mid Cap Fund	17,588	—	1,068	(559)	15,961	1,559	88	—
International Value Fund	88,143	104	2,128	(1,055)	85,064	9,462	364	—
Non-U.S. Intrinsic Value Fund	11,113	—	1,304	(216)	9,593	981	31	—
	$1,683,862	$19,808	$88,266	$8,118	$1,623,522	134,496	$7,174	$7,914
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.